Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Basic and Diluted loss per Ordinary Share						$ 611.33	$ 56.99
Weighted-Average shares used in computing loss per share attributable to Ordinary Shares Diluted (in Shares)						87,487	65,639
Class A Ordinary Shares | Moringa Acquisition Corp
Basic and Diluted loss per Ordinary Share	$ 0.01	$ (0.01)		$ (0.01)	$ (0.03)
DILUTED NET PROFIT (LOSS) PER CLASS A ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION	0.01	(0.01)	$ (0.16)	(0.01)	(0.03)	$ (0.06)
Class B Ordinary Shares | Moringa Acquisition Corp
DILUTED NET LOSS PER NON-REDEEMABLE CLASS A AND CLASS B ORDINARY SHARE	$ (0.01)	$ (0.01)	$ (0.16)	$ (0.03)	$ (0.03)	$ (0.06)